Prospectus Supplement dated November 24, 2015
Prospectus Form #
Product Name	Prospectus Date National/NY	National	New York
RiverSource Retirement Advisor Variable Annuity®	May 1, 2014/May 1, 2009	S-6467 X (5/15)	S-6471 L (5/09)
RiverSource ® Retirement Advisor Advantage® Variable Annuity/ Retirement Advisor Select® Variable Annuity	May 1, 2015/ April 29, 2013	S-6406 W(5/15)	S-6410 N (4/13)
RiverSource ® Retirement Advisor Advantage Plus® Variable Annuity/ Retirement Advisor Select Plus® Variable Annuity	May 1, 2015	S-6273 W (5/15)	S-6362 R (5/15)
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity/ Retirement Advisor 4 Select® Variable Annuity/ Retirement Advisor 4 Access® Variable Annuity	May 1, 2015	S-6503 N (5/15)	S-6504 N (5/15)
RiverSource Retirement Advisor Variable Annuity® — Band 3	May 1, 2009	S-6477 N (5/09)
RiverSource ® Retirement Advisor Advantage Variable Annuity — Band 3	May 1, 2009	S-6407 K (5/09)
RiverSource ® AccessChoice Select Variable Annuity	May 1, 2015	273416 T (5/15)
RiverSource ® Builder Select Variable Annuity	May 1, 2015	45303 T (5/15)
RiverSource ® Endeavor Select Variable Annuity	May 1, 2015/ April 29, 2013	273417 T (5/15)	273480 R (4/13)
RiverSource ® FlexChoice Select Variable Annuity	May 1, 2015/ April 29, 2013	45307 T (5/15)	274320 J (4/13)
RiverSource ® Innovations Select Variable Annuity	May 1, 2015/ April 29, 2013	45304 T (5/15)	45313 P (4/13)
RiverSource ® Innovations Classic Select Variable Annuity	May 1, 2015	45312 R (5/15)
RiverSource ® Signature Select Variable Annuity	May 1, 2015	45300 T (5/15)
RiverSource ® Signature One Select Variable Annuity	May 1, 2015	45301 T (5/15)
This supplement describes proposed changes to certain investment options offered under certain variable annuity contracts (the “Contracts”). Please retain this Supplement with your Prospectus for future reference.
Effective on November 20, 2015, Columbia Variable Portfolio – Marsico Growth Fund (Class 1) will change its name to Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) and the fund will be subadvised by Loomis, Sayles & Company, L.P. (Loomis Sayles).
The following information will replace the current fund description in the table in “The Funds” section of the prospectus or in “The Variable Account and the Funds” section of the prospectus:
Fund Name	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P. (Loomis Sayles), subadviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-32 A (11/15)
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